Other current assets (Tables)	12 Months Ended
Dec. 31, 2014
Other current assets
Schedule of other current assets

	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Input value-added tax recoverable	330,482	434,209
Income tax recoverable	47,819	—
Value-added tax refund from export sales	31,670	150,911
Prepaid input VAT & customs duty for import machinery and materials	14,226	21,700
Prepaid expenses	12,311	12,184
Foreign exchange forward contract instruments	237	5,540
Accounts receivable recovery from insurance companies	15,059	—
Deposit receivable	51,798	49,303
Current portion of land use rights	10,063	10,063
Others	22,469	29,853
	536,134	713,763